UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
_______________________________________
(Address of principal executive offices) (Zip code)

Paul Fearday, President
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
(Name and address of agent for service)

(414) 765-5346
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2015

Item 1. Schedule of Investments.

	Falah Russell-Ideal Ratings U.S. Large Cap ETF
	Schedule of Investments
	September 30, 2015 (Unaudited)
Shares		Value
	COMMON STOCKS - 99.0%
	Consumer Discretionary - 12.9%
9	Advance Auto Parts, Inc.	$1,706
4	AutoZone, Inc. (a)	2,895
24	Bed Bath & Beyond, Inc. (a)	1,368
37	BorgWarner, Inc.	1,539
19	Brunswick Corporation	910
2	Chipotle Mexican Grill, Inc. (a)	1,441
51	Coach, Inc.	1,475
32	Delphi Automotive plc	2,433
36	Dollar General Corporation	2,608
14	DSW, Inc.	354
15	Expedia, Inc.	1,765
20	Foot Locker, Inc.	1,439
12	Fossil Group, Inc. (a)	671
22	Genuine Parts Company	1,824
14	GoPro, Inc. (a)	437
52	Hanesbrands, Inc.	1,505
11	Harman International Industries, Inc.	1,056
21	Hasbro, Inc.	1,515
157	Home Depot, Inc.	18,132
104	Johnson Controls, Inc.	4,301
30	L Brands, Inc.	2,704
14	Lear Corporation	1,523
13	Leggett & Platt, Inc.	536
29	Liberty Ventures (a)	1,170
52	LKQ Corporation (a)	1,475
117	Lowe's Companies, Inc.	8,064
16	lululemon athletica, Inc. (a)	810
45	Macy's, Inc.	2,309
132	McDonald's Corporation	13,006
15	Michael Kors Holdings, Ltd. (a)	634
10	Mohawk Industries, Inc. (a)	1,818
41	Newell Rubbermaid, Inc.	1,628
85	Nike, Inc.	10,452
24	Nordstrom, Inc.	1,721
12	O'Reilly Automotive, Inc. (a)	3,000
7	Priceline Group, Inc. (a)	8,658
91	PulteGroup, Inc.	1,717
56	Ross Stores, Inc.	2,714
10	Signet Jewelers, Ltd.	1,361
97	Staples, Inc.	1,138
184	Starbucks Corporation	10,459
78	Target Corporation	6,135
12	Tesla Motors, Inc. (a)	2,981
16	Tiffany & Company	1,236
88	TJX Companies, Inc.	6,285
18	Tractor Supply Company	1,518
20	TripAdvisor, Inc. (a)	1,260
16	Tupperware Brands Corporation	792
9	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,470
23	Under Armour, Inc. (a)	2,226
46	V.F. Corporation	3,138
13	Williams-Sonoma, Inc.	993
		154,305
	Consumer Staples - 10.8%
89	Archer-Daniels-Midland Company	3,689
31	Campbell Soup Company	1,571
20	Church & Dwight Company, Inc.	1,678
16	Clorox Company	1,848
467	Coca-Cola Company	18,736
124	Colgate-Palmolive Company	7,869
135	CVS Health Corporation	13,025
24	Dr Pepper Snapple Group, Inc.	1,897
30	Estée Lauder Companies, Inc.	2,420
34	Flowers Foods, Inc.	841
88	General Mills, Inc.	4,939
3	Hershey Company	276
7	Kellogg Company	466

12	Keurig Green Mountain, Inc.	626
42	Kimberly-Clark Corporation	4,580
20	McCormick & Company, Inc.	1,644
11	Mead Johnson Nutrition Company	774
215	Mondelez International, Inc.	9,002
12	Monster Beverage Corporation (a)	1,622
192	Pepsico, Inc.	18,106
309	Procter & Gamble Company	22,229
32	Sysco Corporation	1,247
111	Walgreens Boots Alliance, Inc.	9,224
38	Whitewave Foods Company (a)	1,526
		129,835
	Energy - 9.8%
57	Baker Hughes, Inc.	2,966
106	Cabot Oil & Gas Corporation	2,317
12	Cameron International Corporation (a)	736
207	Chevron Corporation	16,328
17	Cimarex Energy Company	1,742
28	Concho Resources, Inc. (a)	2,752
116	ConocoPhillips	5,563
17	CVR Energy, Inc.	698
21	Diamondback Energy, Inc. (a)	1,357
21	Dril-Quip, Inc. (a)	1,223
67	EOG Resources, Inc.	4,878
496	Exxon Mobil Corporation	36,878
58	Frank's International NV	889
47	Gulfport Energy Corporation (a)	1,395
79	Halliburton Company	2,793
17	Helmerich & Payne, Inc.	803
32	HollyFrontier Corporation	1,563
150	Kosmos Energy, Ltd. (a)	837
81	Marathon Petroleum Corporation	3,753
14	National Oilwell Varco, Inc.	527
70	Occidental Petroleum Corporation	4,630
90	Patterson-UTI Energy, Inc.	1,183
78	Phillips 66	5,993
12	Pioneer Natural Resources Company	1,460
100	RPC, Inc.	885
132	Schlumberger, Ltd.	9,104
67	Valero Energy Corporation	4,027
		117,280
	Financials - 0.1%
50	CBRE Group, Inc. (a)	1,600

	Health Care - 20.9%
188	Abbott Laboratories	7,561
213	AbbVie, Inc.	11,589
27	Alexion Pharmaceuticals, Inc. (a)	4,223
18	Align Technology, Inc. (a)	1,022
22	Alkermes plc (a)	1,291
27	AmerisourceBergen Corporation	2,565
94	Amgen, Inc.	13,002
65	Baxalta, Inc.	2,048
29	Biogen Idec, Inc. (a)	8,463
20	BioMarin Pharmaceutical, Inc. (a)	2,106
174	Boston Scientific Corporation (a)	2,855
199	Bristol-Myers Squibb Company	11,781
32	Bruker Corporation (a)	526
40	Cardinal Health, Inc.	3,073
96	Celgene Corporation (a)	10,384
39	Cerner Corporation (a)	2,338
6	Cooper Companies, Inc.	893
10	CR Bard, Inc.	1,863
25	DENTSPLY International, Inc.	1,264
13	Edwards Lifesciences Corporation (a)	1,848
117	Eli Lilly and Company	9,792
96	Express Scripts Holding Company (a)	7,772
179	Gilead Sciences, Inc.	17,576
11	Henry Schein, Inc. (a)	1,460
17	Illumina, Inc. (a)	2,989
19	Incyte Corporation (a)	2,096
4	Intuitive Surgical, Inc. (a)	1,838
8	Jazz Pharmaceuticals plc (a)	1,062
330	Johnson & Johnson	30,806

28	McKesson Corporation	5,181
20	Medivation, Inc. (a)	850
18	MEDNAX, Inc. (a)	1,382
329	Merck & Co, Inc.	16,249
5	Mettler-Toledo International, Inc. (a)	1,424
37	Mylan NV (a)	1,490
15	PerkinElmer, Inc.	689
18	Perrigo Company plc	2,831
755	Pfizer, Inc.	23,715
47	Qiagen NV (a)	1,213
10	Regeneron Pharmaceuticals, Inc. (a)	4,651
24	ResMed, Inc.	1,223
40	St. Jude Medical, Inc.	2,524
46	Stryker Corporation	4,329
52	Thermo Fisher Scientific, Inc.	6,359
6	United Therapeutics Corporation (a)	787
11	Universal Health Services, Inc.	1,373
16	Varian Medical Systems, Inc. (a)	1,180
30	Vertex Pharmaceuticals Inc. (a)	3,124
13	Waters Corporation (a)	1,537
63	Zoetis, Inc.	2,594
		250,791
	Industrials - 9.4%
85	3M Company	12,050
6	Acuity Brands, Inc.	1,053
21	Alaska Air Group, Inc.	1,668
10	Allegion plc	577
22	B/E Aerospace, Inc.	966
12	Carlisle Companies Inc.	1,049
15	Cintas Corporation	1,286
33	Colfax Corporation (a)	987
11	Copa Holdings	461
171	CSX Corporation	4,600
34	Cummins, Inc.	3,692
88	Danaher Corporation	7,498
64	Delta Air Lines, Inc.	2,872
81	Eaton Corporation plc	4,155
45	Emerson Electric Company	1,988
17	Equifax, Inc.	1,652
38	Expeditors International of Washington, Inc.	1,788
35	FedEx Corporation	5,039
30	Fortune Brands Home & Security, Inc.	1,424
19	IDEX Corporation	1,355
12	IHS, Inc. (a)	1,392
50	Illinois Tool Works, Inc.	4,116
44	Ingersoll-Rand plc	2,234
15	JB Hunt Transportation Services, Inc.	1,071
39	Joy Global, Inc.	582
47	Kennametal, Inc.	1,170
16	Kirby Corporation (a)	991
11	MSC Industrial Direct Company, Inc.	671
13	Nordson Corporation	818
16	Norfolk Southern Corporation	1,222
72	NOW, Inc. (a)	1,066
21	Robert Half International, Inc.	1,074
25	Rockwell Automation, Inc.	2,537
13	Roper Technologies, Inc.	2,037
8	Snap-on, Inc.	1,208
98	Southwest Airlines Company	3,728
12	Spirit Airlines, Inc. (a)	568
29	Stanley Black & Decker, Inc.	2,812
6	Stericycle, Inc. (a)	836
7	Tyco International, Ltd.	234
102	Union Pacific Corporation	9,018
98	United Parcel Service, Inc.	9,672
11	Valmont Industries, Inc.	1,044
8	W.W. Grainger, Inc.	1,720
12	WABCO Holdings, Inc. (a)	1,258
23	Wabtec Corporation	2,025
50	Xylem, Inc.	1,643
		112,907
	Information Technology - 30.8%
41	3D Systems Corporation (a)	474

84	Accenture plc	8,254
66	Adobe Systems, Inc. (a)	5,427
27	Akamai Technologies, Inc. (a)	1,865
24	Amdocs, Ltd.	1,365
695	Apple, Inc.	76,659
47	Applied Materials, Inc.	690
108	Atmel Corporation	872
56	Automatic Data Processing, Inc.	4,500
32	Avago Technologies Ltd.	4,000
62	Broadcom Corporation	3,189
15	Broadridge Financial Solutions, Inc.	830
88	Brocade Communications Systems, Inc.	913
64	CA, Inc.	1,747
62	Cadence Design System, Inc. (a)	1,282
26	CDK Global, Inc.	1,242
28	Citrix Systems, Inc. (a)	1,940
80	Cognizant Technology Solutions Corporation (a)	5,009
198	Corning, Inc.	3,390
6	CoStar Group, Inc. (a)	1,038
35	Cree, Inc. (a)	848
72	Cypress Semiconductor Corporation	613
18	Dolby Laboratories, Inc.	587
159	eBay, Inc. (a)	3,886
249	EMC Corporation	6,016
12	F5 Networks, Inc. (a)	1,390
264	Facebook, Inc. (a)	23,734
30	Fiserv, Inc. (a)	2,598
12	FleetCor Technologies, Inc. (a)	1,651
13	Gartner, Inc. (a)	1,091
33	Google, Inc. - Class A (a)	21,066
35	Google, Inc. - Class C (a)	21,295
519	Intel Corporation	15,643
102	International Business Machines Corporation	14,787
34	Intuit, Inc.	3,018
71	Juniper Networks, Inc.	1,825
25	Lam Research Corporation	1,633
54	Linear Technology Corporation	2,179
14	LinkedIn Corporation (a)	2,662
61	Maxim Integrated Products, Inc.	2,037
47	Microchip Technology, Inc.	2,025
83	Micron Technology, Inc. (a)	1,243
984	Microsoft Corporation	43,552
24	National Instruments Corporation	667
81	ON Semiconductor Corporation (a)	761
411	Oracle Corporation	14,845
9	Palo Alto Networks, Inc. (a)	1,548
50	Paychex, Inc.	2,382
159	Paypal Holdings, Inc. (a)	4,935
20	PTC, Inc. (a)	635
19	Qorvo, Inc. (a)	856
168	QUALCOMM, Inc.	9,027
26	Red Hat, Inc. (a)	1,869
84	salesforce.com, Inc. (a)	5,832
21	ServiceNow, Inc. (a)	1,458
20	Splunk, Inc. (a)	1,107
108	Symantec Corporation	2,103
27	Synopsys, Inc. (a)	1,247
61	Teradyne, Inc.	1,099
145	Texas Instruments, Inc.	7,180
32	Total System Services, Inc.	1,454
51	Twitter, Inc. (a)	1,374
29	VeriFone Systems, Inc. (a)	804
18	VeriSign, Inc. (a)	1,270
70	Viavi Solutions, Inc. (a)	376
8	Western Digital Corporation	636
18	Workday, Inc. (a)	1,239
131	Yahoo!, Inc. (a)	3,787
		368,556
	Materials - 4.3%
32	Air Products & Chemicals, Inc.	4,082
15	AptarGroup, Inc.	989
17	Avery Dennison Corporation	962
18	Bemis Company, Inc.	712

27	Celanese Corporation	1,598
34	CF Industries Holdings, Inc.	1,527
10	Compass Minerals International, Inc.	784
108	E.I. du Pont de Nemours and Company	5,206
14	Eagle Materials, Inc.	958
32	Ecolab, Inc.	3,511
12	International Flavors & Fragrances, Inc.	1,239
34	LyondellBasell Industries NV	2,834
14	Martin Marietta Materials, Inc.	2,127
62	Monsanto Company	5,291
65	Mosaic Company	2,022
32	PPG Industries, Inc.	2,806
19	Praxair, Inc.	1,935
19	RPM International, Inc.	796
10	Sherwin-Williams Company	2,228
15	Sigma-Aldrich Corporation	2,084
27	Sonoco Products Company	1,019
45	Southern Copper Corporation	1,202
46	Tahoe Resources, Inc.	356
22	Vulcan Materials Company	1,962
13	W.R. Grace & Company (a)	1,210
12	Westlake Chemical Corporation	623
23	WestRock Company	1,183
		51,246
	TOTAL COMMON STOCKS (Cost $1,203,801)	1,186,520

	REAL ESTATE INVESTMENT TRUSTS - 0.8%
7	Avalonbay Communities, Inc.	1,224
9	Federal Realty Investment Trust	1,228
19	Public Storage	4,021
112	Weyerhaeuser Company	3,062
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $9,151)	9,535

	TOTAL INVESTMENTS (Cost $1,212,952) - 99.8%	1,196,055
	Other Assets in Excess of Liabilities - 0.2%	2,697
	TOTAL NET ASSETS - 100.0%	$1,198,752

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of
MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and
S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

	The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows+:

	Falah Russell-Ideal Ratings U.S. Large Cap ETF	$1,213,419
	Cost of investments	82,046
	Gross unrealized appreciation	(99,410)
	Gross unrealized depreciation	$(17,364)
	Net unrealized appreciation

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure at September 30, 2015 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principals in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2015:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,186,520	-	-	$1,186,520
Real Estate Investment Trusts	9,535	-	-	9,535
Total Investments in Securities	$1,196,055	$-	$-	$1,196,055
^See Schedule of Investments for breakout of investments by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title) /s/ Paul R. Fearday
Paul R. Fearday, President

Date November 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Paul R. Fearday
  Paul R. Fearday, President

Date November 17, 2015

By (Signature and Title)* /s/ Kristen M. Weitzel
 Kristen M. Weitzel, Treasurer

Date November 13, 2015

* Print the name and title of each signing officer under his or her signature.